Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Year ended December 31,
	2018	2019

Balance at the beginning of the year	$158,559	$166,094

Acquisitions	11,468	622
Functional currency translation adjustments	(3,933)	3,987

Balance at year end	$166,094	$170,703